Equity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Sep. 01, 2024 shares	Aug. 13, 2024 shares	Mar. 31, 2024 shares $ / shares	Mar. 01, 2024 shares	Dec. 31, 2023 $ / shares	Mar. 31, 2023 shares	Mar. 01, 2023 $ / shares shares
Disclosure of classes of share capital [line items]
Common shares par value | $ / shares	$ 10					$ 10
Shares allocated for exercise of employee stock options	500,000,000					500,000,000
Legal capital reserve percentage	10.00%
Percentage of paid in capital on reserve used to offset deficit or distribute as dividend in cash or stock	25.00%
Share buy back plan aggregate shares repurchased		3,200,000	3,200,000
Number of American Depositary shares outstanding	1,062,800,000
Number of American Depositary Shares issued	1,062,800,000
Non Adjusting Events After Reporting Period [Member]
Disclosure of classes of share capital [line items]
Share buy back plan aggregate shares repurchased		3,200,000	3,200,000
Top of range [member]
Disclosure of classes of share capital [line items]
Total distribution	50.00%
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued	5,313,800,000
Number of shares outstanding	5,313,800,000
Employee Restricted Stocks Awards [Member]
Disclosure of classes of share capital [line items]
Common shares par value | $ / shares				$ 10				$ 10
Number of shares issued		2,300,000			3,000,000			2,100,000
Number of shares unvested				1,400,000			400,000